CONVERTIBLE DEBENTURES AND WARRANTS	81 Months Ended
Jan. 31, 2011
CONVERTIBLE DEBENTURES AND WARRANTS

NOTE 8 – CONVERTIBLE DEBENTURES AND WARRANTS

On June 22, 2007, and June 28, 2007, the Company issued a series of convertible debentures.  In connection with a failed merger attempt in 2007, the money was loaned to the proposed merger partner and warrants were issued in connection with the conversion of the loans into common stock.  These warrants remain outstanding.

A summary of the status of 2007 warrants granted as of January 31, 2011 and 2010 is as follows:

		Average
		Exercise
Description	Shares	Price

Outstanding at January 31, 2009	1,190,000	$0.75
Outstanding at January 31, 2010	1,190,000	$0.75
Outstanding at January 31, 2011	1,190,000	$0.75

A summary of the status of 2007 warrants outstanding as of January 31, 2011 is presented below:

Warrants Outstanding				Warrants Exercisable
		Weighted	Weighted		Weighted
Range of		Average	Average		Average
Exercise	Number	Remaining	Exercise	Number	Exercise
Prices	Outstanding	Life Years	Price	Exercisable	Price
$0.75	1,190,000	1.46	$0.75	1,190,000	$0.75